Supplementary Oil And Gas Information (Changes In Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance, beginning of year	$ 10,748	$ 11,436	$ 8,432
Sales of oil and gas produced during the period	(4,031)	(4,604)	(4,947)
Discoveries and extensions, net of related costs	828	2,048	2,218
Purchases of proved reserves in place	15	97	223
Sales and transfers of proved reserves in place	(524)	(1,233)	(294)
Net change in prices and production costs	(3,470)	1,249	5,472
Revisions to quantity estimates	(4,148)	(148)	784
Accretion of discount	1,264	1,338	898
Previously estimated development costs incurred net of change in future development costs	3,967	391	(73)
Other	(86)	117	116
Net change in income taxes	1,454	57	(1,393)
Balance, end of year	6,017	10,748	11,436
Canada [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance, beginning of year	5,285	5,289	4,089
Sales of oil and gas produced during the period	(1,808)	(1,951)	(2,032)
Discoveries and extensions, net of related costs	509	1,161	975
Purchases of proved reserves in place	7	55	146
Sales and transfers of proved reserves in place	(155)	(212)	(96)
Net change in prices and production costs	(1,364)	516	1,645
Revisions to quantity estimates	(1,290)	188	174
Accretion of discount	571	576	433
Previously estimated development costs incurred net of change in future development costs	946	(441)	216
Other	(7)	54	(28)
Net change in income taxes	308	50	(233)
Balance, end of year	3,002	5,285	5,289
United States [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance, beginning of year	5,463	6,147	4,343
Sales of oil and gas produced during the period	(2,223)	(2,653)	(2,915)
Discoveries and extensions, net of related costs	319	887	1,243
Purchases of proved reserves in place	8	42	77
Sales and transfers of proved reserves in place	(369)	(1,021)	(198)
Net change in prices and production costs	(2,106)	733	3,827
Revisions to quantity estimates	(2,858)	(336)	610
Accretion of discount	693	762	465
Previously estimated development costs incurred net of change in future development costs	3,021	832	(289)
Other	(79)	63	144
Net change in income taxes	1,146	7	(1,160)
Balance, end of year	$ 3,015	$ 5,463	$ 6,147